Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

SCHEDULE H-SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR

Part IV Line 4i
The Progressive 401(k) Plan
Plan No. 003
EIN 34-0963169
December 31, 2025

	(b) Identity of Issue,	(c) Description of Investment Including
	Borrower, Lessor,	Maturity Date, Rate of Interest,	(e) Current
(a)	or Similar Party	Collateral, Par or Maturity Value	Value

*	Fidelity	11,038,493.35 shares of Fidelity Diversified International Fund - Class K6	$265,144,610
*1	Fidelity	18,902.40 shares of Fidelity Cash Reserves	18,902
*	Fidelity	224,305,776.86 shares of Fidelity Managed Income Portfolio II Class 3	224,305,777
	Brokerage Account	Various Common Stocks	222,886,954
	Brokerage Account	Various Mutual Funds	144,544,066
	Brokerage Account	Various Preferred Stocks	662,770
	Brokerage Account	Various Unitized Investment Funds	117,096,377
	Brokerage Account	Various Rights/Warrants/Options	(40,259)
	Brokerage Account	Various Certificates of Deposit	8,512,669
	Brokerage Account	Various Corporate Bonds	1,539,364
	Brokerage Account	Various Government Bonds	3,573,751
	Brokerage Account	Various Municipal Bonds	557,243
	Pacific Investment Management Company	7,893,610.43 shares of PIMCO Total Return Fund Institutional Class	81,383,123
	The Vanguard Group	3,441,343.07 shares of Vanguard Value Index Fund Institutional Shares	256,414,472
	The Vanguard Group	870,516.03 shares of Vanguard Total International Stock Index Fund Institutional Shares	122,481,605
	The Vanguard Group	1,067,134.12 shares of Vanguard Mid-Cap Index Fund Institutional Plus Shares	417,793,679
	The Vanguard Group	3,056,651.91 shares of Vanguard Growth Index Fund Institutional Shares	767,678,126
	The Vanguard Group	151,226,091.00 shares of Vanguard Federal Money Market Fund	151,226,091
	The Vanguard Group	901,791.82 shares of Vanguard Small Cap Index Fund Institutional Plus Shares	321,660,125
	The Vanguard Group	1,320,670.18 shares of Vanguard Total Bond Market Fund Institutional Plus Shares	145,471,820
	The Vanguard Group	7,699,900.87 shares of Vanguard Institutional Index Fund Institutional Plus Shares	1,073,520,180
	The Vanguard Group	1,455,646.73 shares of Vanguard Target Retirement Income Fund Investor Shares	72,913,345
	The Vanguard Group	1,327,959.14 shares of Vanguard Target Retirement 2020 Fund Investor Shares	75,560,875
	The Vanguard Group	3,974,233.40 shares of Vanguard Target Retirement 2025 Fund Investor Shares	247,435,772
	The Vanguard Group	8,739,129.21 shares of Vanguard Target Retirement 2030 Fund Investor Shares	580,802,527
	The Vanguard Group	9,903,816.52 shares of Vanguard Target Retirement 2035 Fund Investor Shares	700,199,828
	The Vanguard Group	9,432,345.21 shares of Vanguard Target Retirement 2040 Fund Investor Shares	706,859,950
	The Vanguard Group	9,460,578.14 shares of Vanguard Target Retirement 2045 Fund Investor Shares	748,237,125
	The Vanguard Group	7,342,836.39 shares of Vanguard Target Retirement 2050 Fund Investor Shares	596,458,600
	The Vanguard Group	5,183,137.47 shares of Vanguard Target Retirement 2055 Fund Investor Shares	420,818,931
	The Vanguard Group	2,988,475.38 shares of Vanguard Target Retirement 2060 Fund Investor Shares	243,022,818
	The Vanguard Group	1,569,097.38 shares of Vanguard Target Retirement 2065 Fund Investor Shares	76,650,407
	The Vanguard Group	308,952.57 shares of Vanguard Target Retirement 2070 Fund Investor Shares	9,191,339
			8,804,582,962
*	The Progressive Corporation	15,005,971.74 shares of The Progressive Corporation Common Shares	3,417,159,885
*	Participant Loans	4.25% and 9.50% at various maturities; participant account balances as collateral	171,781,569
			$12,393,524,416
*	Party-in-interest
1	Included in The Progressive Corporation Stock Fund for the recordkeeping of fractional shares of stock